Common Shares (Tables)	12 Months Ended
Dec. 31, 2011
Common Shares/Accumulated Other Comprehensive Income [Abstract]
Maximum number of shares outstanding exercised or converted

Common Shares	233,413,826
Stock options [note 18]	6,523,333

239,937,159